Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Allowance for Credit Losses by Segment

Changes in the allowance for credit losses by segment were as follows:

	2013			2012			2011
(In Millions)	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL	COMMERCIAL	PERSONAL	TOTAL
Balance at Beginning of Year	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9	$256.7	$100.6	$357.3
Charge-Offs	(16.7)	(42.6)	(59.3)	(19.9)	(43.1)	(63.0)	(56.3)	(60.0)	(116.3)
Recoveries	8.6	11.0	19.6	20.3	16.4	36.7	21.5	11.4	32.9

Net (Charge-Offs) Recoveries	(8.1)	(31.6)	(39.7)	0.4	(26.7)	(26.3)	(34.8)	(48.6)	(83.4)
Provision for Credit Losses	(18.1)	38.1	20.0	(17.2)	42.2	25.0	(10.9)	65.9	55.0
Effect of Foreign Exchange Rates	–	–	–	–	–	–	–	–	–

Balance at End of Year	$168.0	$139.9	$307.9	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9

Allowance for Credit Losses Assigned to:
Loans and Leases	$140.9	$137.2	$278.1	$166.1	$131.8	$297.9	$178.6	$116.2	$294.8
Undrawn Commitments and Standby Letters of Credit	27.1	2.7	29.8	28.1	1.6	29.7	32.4	1.7	34.1

Total Allowance for Credit Losses	$168.0	$139.9	$307.9	$194.2	$133.4	$327.6	$211.0	$117.9	$328.9

Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment

The following tables provide information regarding the recorded investments in loans and leases and the allowance for credit losses by segment as of December 31, 2013 and 2012.

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2013
Loans and Leases
Specifically Evaluated for Impairment	$99.5	$193.9	$293.4
Evaluated for Inherent Impairment	12,520.5	16,571.6	29,092.1

Total Loans and Leases	12,620.0	16,765.5	29,385.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	8.1	2.3	10.4
Evaluated for Inherent Impairment	132.8	134.9	267.7

Allowance assigned to loans and leases	140.9	137.2	278.1
Allowance for Undrawn Exposures
Commitments and Standby Letters of Credit	27.1	2.7	29.8

Total Allowance for Credit Losses	$168.0	$139.9	$307.9

(In Millions)	COMMERCIAL	PERSONAL	TOTAL
DECEMBER 31, 2012
Loans and Leases
Specifically Evaluated for Impairment	$125.0	$144.8	$269.8
Evaluated for Inherent Impairment	12,772.2	16,462.5	29,234.7

Total Loans and Leases	12,897.2	16,607.3	29,504.5
Allowance for Credit Losses on Credit Exposures
Specifically Evaluated for Impairment	11.0	7.0	18.0
Evaluated for Inherent Impairment	155.1	124.8	279.9

Allowance assigned to loans and leases	166.1	131.8	297.9
Allowance for Undrawn Exposures
Commitments and Standby Letters of Credit	28.1	1.6	29.7

Total Allowance for Credit Losses	$194.2	$133.4	$327.6